Quarterly Holdings Report
for

Fidelity® Magellan® Fund

December 31, 2019

MAG-QTLY-0220
1.811314.115

Schedule of Investments December 31, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.4%
	Shares	Value (000s)
COMMUNICATION SERVICES - 10.2%
Entertainment - 1.7%
The Walt Disney Co.	1,931,100	$279,295
WME Entertainment Parent, LLC Class A (a)(b)(c)(d)	7,854,619	22,150
		301,445
Interactive Media & Services - 6.2%
Alphabet, Inc.:
Class A (a)	233,316	312,501
Class C (a)	240,354	321,358
Facebook, Inc. Class A (a)	2,111,500	433,385
		1,067,244
Media - 2.3%
Charter Communications, Inc. Class A (a)	334,100	162,065
Comcast Corp. Class A	5,380,400	241,957
		404,022

TOTAL COMMUNICATION SERVICES		1,772,711

CONSUMER DISCRETIONARY - 10.9%
Hotels, Restaurants & Leisure - 1.9%
Starbucks Corp.	2,106,600	185,212
Yum! Brands, Inc.	1,471,874	148,262
		333,474
Internet & Direct Marketing Retail - 3.7%
Amazon.com, Inc. (a)	348,300	643,603
Multiline Retail - 0.8%
Dollar General Corp.	847,459	132,187
Specialty Retail - 3.3%
Ross Stores, Inc.	1,161,451	135,216
The Home Depot, Inc.	1,300,870	284,084
TJX Companies, Inc.	2,630,161	160,598
		579,898
Textiles, Apparel & Luxury Goods - 1.2%
NIKE, Inc. Class B	2,027,315	205,387

TOTAL CONSUMER DISCRETIONARY		1,894,549

CONSUMER STAPLES - 2.1%
Food & Staples Retailing - 1.0%
Costco Wholesale Corp.	623,600	183,289
Personal Products - 1.1%
Estee Lauder Companies, Inc. Class A	905,422	187,006

TOTAL CONSUMER STAPLES		370,295

FINANCIALS - 5.8%
Capital Markets - 4.8%
CME Group, Inc.	851,900	170,993
Intercontinental Exchange, Inc.	1,692,174	156,611
Moody's Corp.	748,758	177,763
MSCI, Inc.	508,781	131,357
S&P Global, Inc.	695,146	189,810
		826,534
Insurance - 1.0%
Marsh & McLennan Companies, Inc.	1,620,293	180,517

TOTAL FINANCIALS		1,007,051

HEALTH CARE - 10.3%
Health Care Equipment & Supplies - 5.2%
Becton, Dickinson & Co.	729,951	198,525
Boston Scientific Corp. (a)	4,061,416	183,657
Danaher Corp.	1,270,760	195,036
Intuitive Surgical, Inc. (a)	299,700	177,168
Stryker Corp.	753,708	158,233
		912,619
Health Care Providers & Services - 1.9%
UnitedHealth Group, Inc.	1,104,410	324,674
Life Sciences Tools & Services - 2.3%
Mettler-Toledo International, Inc. (a)	192,940	153,055
Thermo Fisher Scientific, Inc.	738,352	239,868
		392,923
Pharmaceuticals - 0.9%
Zoetis, Inc. Class A	1,256,667	166,320

TOTAL HEALTH CARE		1,796,536

INDUSTRIALS - 9.7%
Aerospace & Defense - 1.8%
HEICO Corp. Class A	1,601,526	143,385
TransDigm Group, Inc.	296,115	165,824
		309,209
Commercial Services & Supplies - 2.2%
Cintas Corp.	490,500	131,984
Copart, Inc. (a)	1,301,876	118,393
Waste Connection, Inc. (United States)	1,462,348	132,767
		383,144
Electrical Equipment - 0.8%
AMETEK, Inc.	1,454,596	145,081
Industrial Conglomerates - 0.8%
Roper Technologies, Inc.	392,094	138,891
Machinery - 0.7%
IDEX Corp.	703,841	121,061
Professional Services - 2.3%
IHS Markit Ltd. (a)	2,132,143	160,657
TransUnion Holding Co., Inc.	1,281,570	109,715
Verisk Analytics, Inc.	939,547	140,312
		410,684
Road & Rail - 1.1%
Union Pacific Corp.	1,035,515	187,211

TOTAL INDUSTRIALS		1,695,281

INFORMATION TECHNOLOGY - 36.6%
Electronic Equipment & Components - 1.6%
Amphenol Corp. Class A	1,435,804	155,397
CDW Corp.	851,600	121,643
		277,040
IT Services - 12.8%
Accenture PLC Class A	1,054,938	222,138
Automatic Data Processing, Inc.	963,700	164,311
Black Knight, Inc. (a)	2,049,831	132,173
Fidelity National Information Services, Inc.	1,197,912	166,618
Fiserv, Inc. (a)	1,561,800	180,591
FleetCor Technologies, Inc. (a)	436,521	125,596
Gartner, Inc. (a)	198,437	30,579
Global Payments, Inc.	923,079	168,517
MasterCard, Inc. Class A	1,145,982	342,179
PayPal Holdings, Inc. (a)	1,792,100	193,851
VeriSign, Inc. (a)	662,300	127,612
Visa, Inc. Class A	2,001,568	376,095
		2,230,260
Semiconductors & Semiconductor Equipment - 3.5%
Analog Devices, Inc.	1,244,394	147,884
KLA-Tencor Corp.	707,100	125,984
Lam Research Corp.	475,600	139,065
Texas Instruments, Inc.	1,515,300	194,398
		607,331
Software - 13.4%
Adobe, Inc. (a)	803,200	264,903
ANSYS, Inc. (a)	583,000	150,070
Aspen Technology, Inc. (a)	1,090,700	131,898
Autodesk, Inc. (a)	872,300	160,032
Cadence Design Systems, Inc. (a)	1,882,700	130,584
Cloudflare, Inc.	878,142	14,232
Intuit, Inc.	602,700	157,865
Microsoft Corp.	6,034,200	951,594
Salesforce.com, Inc. (a)	1,335,722	217,242
Synopsys, Inc. (a)	999,300	139,103
Tanium, Inc. Class B (a)(c)(d)	415,800	4,050
		2,321,573
Technology Hardware, Storage & Peripherals - 5.3%
Apple, Inc.	3,136,913	921,155

TOTAL INFORMATION TECHNOLOGY		6,357,359

MATERIALS - 3.8%
Chemicals - 3.8%
Air Products & Chemicals, Inc.	614,900	144,495
Ecolab, Inc.	875,753	169,012
Linde PLC	950,143	202,285
Sherwin-Williams Co.	243,939	142,348
		658,140
REAL ESTATE - 6.8%
Equity Real Estate Investment Trusts (REITs) - 6.7%
Alexandria Real Estate Equities, Inc.	791,021	127,813
American Tower Corp.	995,830	228,862
Crown Castle International Corp.	1,261,148	179,272
Equinix, Inc.	288,700	168,514
Equity Lifestyle Properties, Inc.	1,669,860	117,541
Prologis, Inc.	2,060,441	183,668
SBA Communications Corp. Class A	638,700	153,920
		1,159,590
Real Estate Management & Development - 0.1%
Rialto Real Estate Fund LP(b)(c)(d)(e)	500,000	21,535

TOTAL REAL ESTATE		1,181,125

UTILITIES - 2.2%
Electric Utilities - 1.3%
NextEra Energy, Inc.	970,211	234,946
Water Utilities - 0.9%
American Water Works Co., Inc.	1,220,100	149,889

TOTAL UTILITIES		384,835

TOTAL COMMON STOCKS
(Cost $11,671,893)		17,117,882

Convertible Preferred Stocks - 0.5%
CONSUMER DISCRETIONARY - 0.1%
Hotels, Restaurants & Leisure - 0.1%
Neutron Holdings, Inc.:
Series C (a)(c)(d)	34,090,300	8,267
Series D (c)(d)	6,659,794	1,615
		9,882
INFORMATION TECHNOLOGY - 0.4%
Software - 0.4%
Bird Rides, Inc. Series C (c)(d)	527,862	6,819
Malwarebytes Corp. Series B (a)(c)(d)	3,373,494	66,930
		73,749
TOTAL CONVERTIBLE PREFERRED STOCKS
(Cost $49,048)		83,631

Money Market Funds - 1.9%
Fidelity Cash Central Fund 1.58% (f)
(Cost $324,951)	324,886,445	324,951
TOTAL INVESTMENT IN SECURITIES - 100.8%
(Cost $12,045,892)		17,526,464
NET OTHER ASSETS (LIABILITIES) - (0.8)%		(140,379)
NET ASSETS - 100%		$17,386,085

Legend

 (a) Non-income producing

 (b) Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.

 (c) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $131,366,000 or 0.8% of net assets.

 (d) Level 3 security

 (e) Affiliated company

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost (000s)
Bird Rides, Inc. Series C	12/21/18	$6,200
Malwarebytes Corp. Series B	12/21/15	$35,000
Neutron Holdings, Inc. Series C	7/3/18	$6,233
Neutron Holdings, Inc. Series D	1/25/19	$1,615
Rialto Real Estate Fund LP	2/24/11	$50,000
Tanium, Inc. Class B	4/21/17	$2,064
WME Entertainment Parent, LLC Class A	4/13/16	$14,842

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$4,171
Fidelity Securities Lending Cash Central Fund	432
Total	$4,603

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Other Affiliated Issuers

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:

Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Rialto Real Estate Fund LP	$19,955	$--	$--	$1,355	$--	$1,580	$21,535
Total	$19,955	$--	$--	$1,355	$--	$1,580	$21,535

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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